Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2021	2022	2023
Stock options:
Contractual term (in years)	10.00-10.00	—	—
Expected volatility	57.7%-59.4%	—	—
Exercise multiple	2.2-2.8	—	—
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.45%-1.87%	—	—
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

			Weighted
		Weighted	Average
		Average	Remaining		Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic	Grant Date Fair
	Outstanding	Price	Life	Value	Value
		US$	(In years)	US$	US$
December 31, 2021	11,248,155	0.1540	3.77	(824)	0.4158
Granted	—	—	—	—	—
Exercised	(34,995)	0.0500	—	—	0.3066
Expired	—	—	—	—	—
Forfeited or cancelled	(835,760)	0.4131	—	—	0.6153
December 31, 2022	10,377,400	0.1334	2.71	(295)	0.4001
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Forfeited or cancelled	(1,175,325)	0.3330	—	—	0.5122
December 31, 2023	9,202,075	0.1080	2.45	(238)	0.3858
Vested and expected to vest as of December 31, 2023	9,198,908	0.1168	0.84	(157)	0.3994
Exercisable as of December 31, 2023	9,112,018	0.1118	0.78	(201)	0.3940

Summary of the restricted share units' activities

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$
December 31, 2021	2,880,065	0.86
Granted	11,042,990	0.08
Vested	(4,199,445)	0.37
Forfeited	(2,118,691)	0.34
December 31, 2022	7,604,919	0.14
Granted	9,188,420	0.14
Vested	(5,484,000)	0.14
Forfeited	(91,486)	0.11
December 31, 2023	11,217,853	0.14